Global X Funds
605 Third Avenue, 43rd Floor
New York, NY 10158

May 29, 2024

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
    Post-Effective Amendment No. 790

Ladies and Gentlemen:
Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post‑Effective Amendment No. 790 to the Trust’s Registration Statement on Form N‑1A (“Amendment”). The Amendment is being filed for the purpose of adding the following new series to the Trust: Global X Short-Term Treasury Ladder ETF, Global X Intermediate-Term Treasury Ladder ETF and Global X Long-Term Treasury Ladder ETF.

Please do not hesitate to call me at (929) 389-1469 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Evan Busteed
Evan Busteed